Income Taxes (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Income Taxes [Abstract]
Operating losses, expiring year	2044
Capital loss carry forward	$ 18,562,659	$ 19,072,271